Senior Secured Promissory Note and Debt Cancellation Agreement with PCCU	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Senior Secured Promissory Note and Debt Cancellation Agreement with PCCU

Note 11- Senior Secured Promissory Note and Debt Cancellation Agreement with PCCU

The outstanding amounts under the Senior Secured Promissory Note are as follows:

	December 31, 2025	December 31, 2024
Senior Secured Promissory Note -current	$-	$255,765
Senior Secured Promissory Note -long-term	-	10,748,408
Total	$-	$11,004,173

The Company and PCCU entered into a Senior Secured Promissory Note and Security Agreement (together, the “PCCU Note”) on March 29, 2023, under which PCCU agreed to lend $14.5 million to the Company.

On March 1, 2025, SHF executed an Amended and Restated Senior Secured Promissory Note with PCCU, replacing the original note dated March 29, 2023. The principal balance on the amended note remained $10.7 million, accruing interest at 4.25% annually. This amended and restated agreement allows for interest-only payments until January 5, 2027, postponing principal payments, with full repayment due by October 5, 2030

On September 30, 2025, the Company entered into a Debt Cancellation Agreement with PCCU. Under the terms of the Debt Cancellation Agreement, the outstanding balance of $10.7 million due under the Loan Agreements was deemed fully repaid and satisfied. In exchange, PCCU received:

●	13,436 shares of the Company’s Series B Convertible Preferred Stock, and
●	a warrant (the “Series B warrant”) to purchase 865,200 shares of the Company’s Common Stock, subject to adjustment as provided in the warrant agreement.

The transaction was accounted for under ASC 470-50, Debt – Modifications and Extinguishments. The fair value of the Series B Convertible Preferred Stock and Series B Warrants to purchase Common Stock issued was estimated at $800 per unit, which represented the cash price paid by unaffiliated third-party investors on the same day for identical instruments in accordance with ASC 505, Equity Issuances for Non-Cash Consideration. Because the total fair value of the equity instruments issued equaled the carrying amount of the debt extinguished, the Company did not recognize a gain (loss) on extinguishment of debt. As a result of the Debt Cancellation Agreement, there was no outstanding balance on the Senior Secured Promissory Note as of December 31, 2025.